Gabon - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2011	Mar. 31, 2013	Dec. 31, 2012 sqft	Dec. 31, 2011
Gabon (Textual) [Abstract]
Cost sharing interest	66.667%	66.667%	66.667%	66.667%
Third exploration phase date		May 28, 2012	May 28, 2012
Third exploration phase extension date		May 27, 2016	May 27, 2016
Processing of seismic			545
3-D Pre-Stack Time Migration (PSTM), completion date			Jul. 31, 2012
Date of drilling rig demobilized and released		Feb. 21, 2013
Dussafu PSC [Member]
Gabon (Textual) [Abstract]
Cost sharing interest		66.667%	66.667%
Area covered by acquiree entity			680,000
Area covered by acquiree entity under water depths			1,650
Extended period of third exploration phase		4 years	4 years
Remaining work commitment at cost		$ 7.0	$ 7.0
Remaining work commitment at cost net of sharing interest		4.7	4.7
Unproved oil and gas properties		$ 97.3	$ 76.4	$ 48.9